INCOME (LOSS) PER COMMON SHARE (Details Narrative)	9 Months Ended
Sep. 30, 2021 USD ($)
INCOME (LOSS) PER COMMON SHARE
Troubled debt restructuring	$ 85,000
Troubled debt restructuring description	the troubled debt restructuring in total would have decreased the net loss by $85,000 and causing the per share calculation to change from .14 to .15 net loss per share.